Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	252,000,000	252,000,000
Ordinary shares, shares issued	[1]	16,012,500	16,012,500
Ordinary shares, shares outstanding	[1]	14,000,000	14,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	28,000,000	28,000,000
Ordinary shares, shares issued	[1]	7,000,000	7,000,000
Ordinary shares, shares outstanding	[1]	7,000,000	7,000,000

[1]	Shares presented on a retrospective basis to reflect the share subdivision (see Note 1)